Shareholder Report, Holdings (Details) - C000032337	Apr. 30, 2026
Apple9293029
Holdings [Line Items]
Percent of Total Investments	7.00%
Alphabet9293023
Holdings [Line Items]
Percent of Total Investments	6.60%
Microsoft9293078
Holdings [Line Items]
Percent of Total Investments	6.00%
NVIDIA9293084
Holdings [Line Items]
Percent of Total Investments	5.80%
JPMorgan Chase9293057
Holdings [Line Items]
Percent of Total Investments	5.10%
Costco Wholesale9293042
Holdings [Line Items]
Percent of Total Investments	4.90%
RTX9293090
Holdings [Line Items]
Percent of Total Investments	4.40%
BlackRock9293032
Holdings [Line Items]
Percent of Total Investments	4.10%
Eaton PLC9293045
Holdings [Line Items]
Percent of Total Investments	4.00%
Mastercard9293066
Holdings [Line Items]
Percent of Total Investments	3.80%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%